LEASES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Leases
Rent expense	$ 186,875
Lessee operating lease description	The Company has two operating leases with lease terms of more than one year, which are classified as operating leases. The longest lease term expires in September 2025
Lessee operating lease term of contract	1 year
Operating lease right-of-use assets	$ 653,603	$ 453,708
Operating lease liabilities current	204,017	162,178
Operating lease liabilities non-current	$ 449,586	$ 291,530